                                   AMERITOR


                                   SECURITY
                                     TRUST
                       (Formerly Steadman Security Trust)


                                    ANNUAL
                                    REPORT

                                 June 30, 1999


                        An Ameritor NO_LOAD Mutual Fund





                        AMERITOR FINANCIAL CORPORATION
                   (Formerly Steadman Security Corporation)


                                   Ameritor
                                   Financial
                                  Corporation

                              Investment Advisor

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Dear Shareholder:

I am pleased to report that your Fund's return for this fiscal year more than doubled the 21.40% return of the previous year. The gain was over 46% this year, an achievement placing the Fund as number one in its class of funds over the past twelve months.

The fine performance of your Fund was accomplished by maintaining a portfolio of investments that enjoyed significant appreciation and continued efforts to reduce operating expenses. You will note that the portfolio turnover rate, which is shown on the Financial Highlights page of the Annual Report, has dropped dramatically in the past two years. This reflects a basic change in managing the Fund's portfolio and has benefited performance.

Your Fund has been closed to new investment for the past five years because of mediocre returns on investment, which precluded registering the shares for sale. Although the record of the Fund's new management is not quite two years old, the improved performance over this period confirms that the Fund is going in the right direction. This has encouraged management to register the shares for sale once again, and you may be able to add to your account in the near future. Also, the Fund will be open to new accounts.

We shall endeavor to keep your Fund an attractive investment and appreciate your continued confidence.

                                         Sincerely,
                                         /s/ Max Katcher
                                         Max Katcher
                                         President

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                         INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Ameritor Security Trust

  We have audited the accompanying statement of assets and liabilities, in-cluding the portfolio of investments, of Ameritor Security Trust (formerly Steadman Associated Fund), as of June 30, 1999, the related statement of oper-ations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial state-ments and financial highlights are the responsibility of the Fund's manage-ment. Our responsibility is to express an opinion on these financial state-ments and financial highlights based on our audits. The financial highlights for the year ended June 30, 1996 and the period October 1, 1994 through June 30, 1995 and each of the six years in the period ended September 30, 1994 were audited by other auditors whose report, dated August 6, 1996, expressed an un-qualified opinion on those financial highlights.

  We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. Our proce-dures included confirmation of securities owned as of June 30, 1999, by corre-spondence with the custodian and/or broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ameritor Security Trust as of June 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted account-ing principles.

Bethesda, Maryland
August 6, 1999

                                                Reznick Fedder & Silverman P.C.
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                            AMERITOR SECURITY TRUST
                            Portfolio of Investments
                                 June 30, 1999

                                                                       Value
                                                              Shares  (Note 1)
                                                              ------ ----------
    COMMON STOCKS -- 100 %
Computer Equipment -- 5.8%
  Hewlett Packard............................................  3,000 $  301,500
                                                                     ----------
                                     Total Computer Equipment           301,500
                                                                     ----------
Computer Software -- 22.7%
  Microsoft Corporation (a).................................. 13,000  1,172,438
                                                                     ----------
                                      Total Computer Software         1,172,438
                                                                     ----------
Computer Systems Design -- 13.4%
  Sun Microsystems (a)....................................... 10,000    688,750
                                                                     ----------
                                Total Computer Systems Design           688,750
                                                                     ----------
Consumer Finance -- 2.3%
  Associates First Capital Corporation.......................  2,620    116,098
                                                                     ----------
                                       Total Consumer Finance           116,098
                                                                     ----------
Motor Vehicles -- 4.9%
  Ford Motor Company.........................................  4,500    253,969
                                                                     ----------
                                         Total Motor Vehicles           253,969
                                                                     ----------
Residential Mortgages -- 4.0%
  FNMA.......................................................  3,000    205,125
                                                                     ----------
                                  Total Residential Mortgages           205,125
                                                                     ----------
Semiconductor -- 17.3%
  Intel Corporation.......................................... 15,000    892,500
                                                                     ----------
                                          Total Semiconductor           892,500
                                                                     ----------
Telecom Mfg. -- 7.9%
  Lucent Technologies Inc....................................  6,000    404,625
                                                                     ----------
                                            Total Telecom Mfg           404,625
                                                                     ----------
Telephone Services -- 21.7%
  MCI Worldcom Inc (a)....................................... 13,000  1,118,813
                                                                     ----------
                                     Total Telephone Services         1,118,813
                                                                     ----------
  Total Portfolio of Investments (Cost $1,735,659)...........        $5,153,818
                                                                     ==========

(a) Non-income producing security.

    The accompanying notes are an integral part of the financial statements

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                            AMERITOR SECURITY TRUST
                      Statement of Assets and Liabilities
                                 June 30, 1999

Assets:
  Investments at value (Cost $1,735,659) (Note 1).................  $ 5,153,818
  Cash and cash equivalents (Note 1)..............................       39,649
  Due from affiliate (Note 4).....................................       15,860
  Dividends receivable............................................          480
  Interest receivable.............................................          213
                                                                    -----------
   Total Assets...................................................    5,210,020
                                                                    -----------
Liabilities:
  Accounts payable and accrued expenses...........................       32,845
  Investment advisory and service fees payable (Note 4)...........        4,112
  Other payable to affiliate (Note 4).............................        2,073
  Payable for trust shares redeemed...............................        1,851
                                                                    -----------
   Total Liabilities..............................................       40,881
                                                                    -----------
Net Assets........................................................  $ 5,169,139
                                                                    ===========
Net assets consist of:
  Accumulated net investment loss.................................  $(5,862,773)
  Unrealized appreciation of investments..........................    3,418,159
  Accumulated net realized gains from security transactions.......      109,669
  Paid-in capital.................................................    7,504,084
                                                                    -----------
                                                                    $ 5,169,139
                                                                    ===========
Net asset value, offering price and redemption price per share
     ($5,169,139 divided by 3,816,744 shares of no par value trust
     shares)......................................................  $      1.35
                                                                    ===========

    The accompanying notes are an integral part of the financial statements

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                            AMERITOR SECURITY TRUST
                            Statement of Operations
                        For the year ended June 30, 1999

Investment Income:
  Dividends................................................  $20,279
  Interest.................................................    1,806
                                                             -------
   Total Income............................................          $   22,085
                                                                     ----------
Expenses:
  Salaries and employee benefits (Note 4)..................   88,177
  Investment advisory fee (Note 4).........................   44,520
  Professional fees........................................   77,080
  Shareholder servicing fee (Note 4).......................   25,664
  Rent (Note 4)............................................   30,696
  Custodian fees...........................................    2,551
  Computer services (Note 4)...............................   34,409
  Reports to shareholders..................................    8,993
  Trustees' fees and expenses (Note 4).....................    1,323
  Pricing and subscriptions................................   10,778
  Miscellaneous............................................    7,359
                                                             -------
   Total expenses..........................................             331,550
                                                                     ----------
   Net investment loss.....................................            (309,465)
                                                                     ----------
Realized and Unrealized Gain/(Loss) on Investments (Notes 1
  and 3):
  Net realized gain from investment transactions...........             109,570
  Change in unrealized appreciation of investments.........           1,934,937
                                                                     ----------
  Net gain on investments..................................           2,044,507
                                                                     ----------
  Net increase in net assets resulting from operations.....          $1,735,042
                                                                     ==========

    The accompanying notes are an integral part of the financial statements

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                            Ameritor Security Trust
                      Statements of Changes in Net Assets

                                                   For the year   For the year
                                                  ended June 30, ended June 30,
                                                       1999           1998
                                                  -------------- --------------
Increase (decrease) in net assets from
  operations:
 Net investment loss.............................   $ (309,465)   $  (372,085)
 Net realized gain from investment transactions..      109,570        821,134
 Change in unrealized appreciation of
   investments...................................    1,934,937        320,395
                                                    ----------    -----------
 Net increase in net assets resulting from
   operations....................................    1,735,042        769,444
Decrease in net assets from trust share
  transactions (Note 2)..........................     (469,200)    (1,263,131)
                                                    ----------    -----------
 Decrease in net assets..........................    1,265,842       (493,687)
Net assets at beginning of period................    3,903,297      4,396,984
                                                    ----------    -----------
Net assets at end of period, including
  accumulated net investment loss of $5,862,773
  and $5,553,307.................................   $5,169,139    $ 3,903,297
                                                    ==========    ===========

    The accompanying notes are an integral part of the financial statements

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                            Ameritor Security Trust
                              Financial Highlights

                                 For the years ended             For the period
                                       June 30                   October 1, 1994
                             ---------------------------------   through June 30
                              1999     1998     1997     1996         1995*
                             ------   ------   ------   ------   ---------------
Per Share Operating
  Performance:
 Net asset value, beginning
   of period...............  $  .93   $  .76   $  .70   $  .73       $  .72
                             ------   ------   ------   ------       ------
 Net investment income
   (loss)..................    (.22)    (.09)    (.11)    (.17)        (.03)
 Net realized and
   unrealized gain (loss)
   on investments..........     .64      .26      .17      .14          .04
                             ------   ------   ------   ------       ------
  Total from Investment
    operations.............     .42      .17      .06     (.03)         .01
Dividends and distributions
  paid:
 From realized gains.......     --       --       --       --           --
 From net investment
   income..................     --       --       --       --           --
 From capital..............     --       --       --       --           --
                             ------   ------   ------   ------       ------
  Total distributions......     --       --       --       --           --
                             ------   ------   ------   ------       ------
 Net asset value, end of
   period..................  $ 1.35   $  .93   $  .76   $  .70       $  .73
                             ======   ======   ======   ======       ======
Ratio/Supplemental Data:
 Total Return..............   46.33%   21.40%    8.89%   (4.38)%       1.85%**
 Ratio of expenses to avg.
   net assets..............    7.24%    9.85%   12.42%    8.14%        8.17%**
 Ratio of net investment
   income (loss) to average
   net assets..............   (6.76)%  (8.95)% (11.82)%  (7.48)%      (7.23)%**
 Portfolio turnover........       0%      48%     193%     231%         505%**
 Net Assets, end of period
   (000's).................  $5,169   $3,903   $4,397   $4,581       $5,735

*  Fund's fiscal year-end was changed to June 30.
** Annualized

    The accompanying notes are an integral part of the financial statements.

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                            Ameritor Security Trust
                       Financial Highlights -- continued

                                     For the years ended
                                         September 30
                          ----------------------------------------------------
                           1994     1993     1992     1991     1990     1989
                          ------   ------   ------   ------   ------   -------
Per Share Operating
  Performance:
 Net asset value,
   beginning of period..  $  .87   $  .64   $  .67   $  .57   $  .84   $   .60
                          ------   ------   ------   ------   ------   -------
 Net investment income
   (loss)...............    (.08)    (.05)    (.05)    (.02)    (.03)
 Net realized and
   unrealized gain
   (loss) on
   investments..........    (.07)     .28      --       .12     (.24)      .27
                          ------   ------   ------   ------   ------   -------
  Total from Investment
    operations..........    (.15)     .23     (.03)     .10     (.27)      .27
Dividends and
  distributions paid:
 From realized gains....              --       --       --       --        --
 From net investment
   income...............     --       --       --       --       --       (.03)
 From capital...........     --       --       --       --       --
                          ------   ------   ------   ------   ------   -------
  Total distributions...     --       --       --       --       --        --
                          ------   ------   ------   ------   ------   -------
Net asset value, end of
  period................  $  .72   $  .87   $  .64   $  .67   $  .57   $   .84
                          ======   ======   ======   ======   ======   =======
Ratio/Supplemental Data:
 Total Return...........  (17.24)%  35.94%   (4.47)%  17.51%  (32.27)%   47.50%
 Ratio of expenses to
   avg. net assets......    7.76%    5.79%    6.92%    7.16%    6.08%     6.65%
 Ratio of net investment
   income (loss) to
   average net assets...   (6.09)%  (4.63)%  (5.14)%  (3.29)%  (4.54)%    (.24)%
 Portfolio turnover.....     241%     300%     301%     267%      87%      208%
 Net Assets, end of
   period (000's).......  $6,307   $8,844   $7,254   $8,539   $8,392   $16,035

*  Fund's fiscal year-end was changed to June 30.
** Annualized

    The accompanying notes are an integral part of the financial statements.

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Performance Graph

  The following graph provides a comparison of the change in the value of a $10,000 investment in the Fund and same investment in the S & P 500 Index for each fiscal year from October 1, 1989 to September 30, 1994, the nine month period ended June 30, 1995, and the fiscal years from July 1, 1995 to June 30, 1999.

                             [GRAPH APPEARS HERE]

                           Ameritor Security       S & P 500 Index*
          Date                  Trust**                & ***
          ----                  -------                -----
         10/1/88                 10,000                10,000
         9/30/89                 14,750                13,297
         9/30/90                  9,990                12,070
         9/30/91                 11,739                15,832
         9/30/92                 11,214                17,582
         9/30/93                 15,237                19,867
         9/30/94                 12,611                20,598
         9/30/95                 12,786                24,757
         6/30/96                 12,226                31,194
         6/30/97                 13,313                42,015
         6/30/98                 16,162                54,687
         6/30/99                 23,461                67,134

*   Past Performance is not predictive of future performance.
** Not annualized. The Fund's fiscal year was changed to June 30 in 1995. *** S & P 500 Index is adjusted to reflect the reinvestment of dividends.


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                            AMERITOR SECURITY TRUST

Notes to Financial Statements

1.Organization and significant accounting policies
  Ameritor Security Trust, formerly Steadman Security Trust, (the Fund) is registered under the Investment Company act of 1940, as amended, as a non-di-versified, open-end investment company. The Fund has not been accepting new subscriptions for shares since November 1996.
  The preparation of financial statements in conformity with generally ac-cepted accounting principles requires management to make estimates and assump-tions that affect the reported amounts of assets and liabilities and disclo-sure of contingent assets and liabilities at the date of the financial state-ments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and significant changes to estimates could occur in the near term. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Cash and cash equivalents
  Management defines cash equivalents as investments that mature in three months or less when acquired. All cash and cash equivalents are invested in a single money market fund maintained by the investment custodian.

Security valuation
  Investments in securities traded on a national securities exchange are val-ued at the last reported sales price on the last business day of the period. Investments for which no sale was reported on that date are valued at the mean between the latest bid and asked prices.

Security transactions and investment income
  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and ex-penses are recorded on the accrual basis.

Income taxes
  The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund accounts for income taxes using the liability method, whereby de-ferred tax assets and

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                            AMERITOR SECURITY TRUST

liabilities arise from the tax effect of temporary differences between the fi-nancial statement and tax bases of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

2.Trust shares
  The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                     For the year            For the year
                                  ended June 30, 1999    ended June 30, 1998
                                  --------------------  -----------------------
                                   Shares     Amount      Shares      Amount
                                  ---------  ---------  ----------  -----------
Shares sold......................     --0--  $   --0--       --0--  $     --0--
Shares redeemed..................  (400,392)  (469,200) (1,550,896)  (1,263,131)
                                  ---------  ---------  ----------  -----------
  Net decrease...................  (400,392)  (469,200  (1,550,896)  (1,263,131)
                                  =========  =========  ==========  ===========
Shares outstanding:
  Beginning of period............ 4,217,136              5,768,032
                                  ---------             ----------
  End of period.................. 3,816,744              4,217,136
                                  =========             ==========

3.Purchase and sales of securities
  During this year ended June 30, 1999, purchases and proceeds from sales of investment securities aggregated $748,000. Net unrealized appreciation of in-vestments aggregated $3,418,159, all of which relates to gross unrealized ap-preciation where there is an excess of value over tax cost.

4.Investment advisory and transactions with affiliates
  Ameritor Financial Corporation (AFC), formerly Steadman Security Corpora-tion, an affiliate, has provided advisory services under an agreement which first became effective in 1972. On February 28, 1984, at the Annual Meeting of the shareholders, a new Investment Advisory Agreement was approved. Under the new advisory agreement AFC will continue to provide the same services it pro-vided under the same terms and conditions of the previous agreement. The agreement will continue in effect subject to the annual approval by the Board of Trustees or by a majority of the outstanding voting securities of the Fund. The fee for investment advisory services is based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of

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                            AMERITOR SECURITY TRUST

delegated services. (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at $1.35 per account.
  AFC also received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the Fund, for rent and for computer program-ming services. As of June 30, 1999, the Fund had reimbursed AFC $15,860 in ex-cess of amounts owed.
  Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

5.Federal income taxes
  In the fiscal year ended June 30, 1999, the Fund did not meet the asset di-versification requirements applicable to regulated investment companies. Thus, the Fund did not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. However, the Fund had a net investment loss in fiscal year ended June 30, 1999; therefore, no income tax provision is re-quired. A full valuation allowance was provided for net deferred tax assets, totaling approximately $591,000 at June 30, 1999, which arise principally from net operating loss carryforwards and capital carryforwards available for in-come tax purposes.
  For income tax purposes, the fund has net operating loss carryforwards ap-proximating $4,974,000 which are available to offset future net operating in-come in non-qualifying years, if any, which expire as follows: (2000) $11,000;
(2001) $499,000; (2003) $328,000; (2004) $476,000; (2005) $534,000; (2006)
$324,000; (2007) $381,000; (2008) $539,000; (2009) $437,000; (2010) $287,000;
(2011) $401,000; (2012) $543,000; (2013) $0; and (2014) $214,000.

6.Expiration of Shareholder States redemption restriction
  In 1993 the Fund entered into a Settlement Agreement with approximately 47 states ("the Shareholder States") with respect to the recovery of shares and distributions owned by persons who had allegedly abandoned these properties. The Settlement Agreement provided, among other things, that the Shareholder States not request redemption of their shares until February 14, 1998. The Shareholder States currently own 3% of shares in the Fund. In July 1998, the Fund agreed to remove this restriction and allow Shareholder States to redeem shares upon request. During 1999, approximately 11,000 shares were redeemed by various states.

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                            AMERITOR SECURITY TRUST


7.Year 2000 (Unaudited)
  The year 2000 (Y2K) issue involves the fact that many computers use two di-gits to identify the year when processing date-sensitive information. Unless corrected, this could cause widespread problems for entities when processing information with dates of 2000 or later. Systems that use only two digits could process data incorrectly or stop functioning altogether. Computer sys-tems readiness for the Y2K is a major challenge for most businesses. The Fund, in meeting this challenge, has allocated the resources necessary to ensure that the computer systems utilized by the Fund are Y2K compliant. All of the necessary upgrades of the systems, and the testing thereof, were completed in August 1999. Total costs incurred for the project through June 30, 1999 ap-proximated $18,500. Management believes the Fund's systems are Y2K compliant and no additional costs are expected to be incurred. While management of the Fund believes that its systems are Y2K complaint, there is no guarantee that all of the Fund's vendors or other entities affecting the Fund's operations will be Y2K compliant and, therefore, the Fund, as any other industry remains susceptible to the consequences of the Y2K issue.

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AMERITOR SECURITY TRUST
1730 K. Street, N.W. #904
Washington, D.C. 20006
1-800-424-8570
202-223-1000 Washington, D.C. area

Transfer Agent
Ameritor Financial Corporation
1730 K Street, N.W. #904
Washington, D.C. 20006

Custodian
Crestar Bank, N.A.
1445 New York Ave., N.W.
Washington, D.C. 20005

Independent Accountants
Reznick Fedder & Silverman P.C.
4520 East West Highway
Bethesda, Maryland 20814

For more information about
Ameritor Security Trust,
account information or daily
Net Assets Values, call:

Shareholders Services
1-800-424-8570
202-223-1000 Washington, D.C. area